May 5,2000


Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:  Variable Account C of
     Fortis Benefits Insurance Company
     File No. 333-69327 (Wall Street)
     CIK No. 0000790531

Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Benefits Insurance Company, on behalf of Separate Account C, certifies that:

1)  the form of Prospectus that would have  been
filed under paragraph (c) of Rule 497 would  not
have  differed from that contained in  the  most
recent  amendment to the registration  statement
of    the   Separate   Account   (Post-Effective
Amendment No. 1 filed April 27, 2000.

2)  the text of the most recent amendment to the
registration    statement   has    been    filed
electronically.

Please contact me at (651) 738-5590 if you have any questions.

Sincerely,

/s/ Douglas R. Lowe

Douglas R. Lowe
Vice President & Associate General Counsel

Fortis Benefits Insurance Company
P. O. Box 64284
St. Paul MN 55164
(651) 738-2000
(800) 800-2638